Label	Element	Value
us-gaap_RestrictedCashCurrent	us-gaap_RestrictedCashCurrent	$ 13,455,766
us-gaap_RestrictedCashCurrent	us-gaap_RestrictedCashCurrent	3,363,012
us-gaap_RestrictedCashCurrent	us-gaap_RestrictedCashCurrent	3,231,323
us-gaap_RestrictedCashNoncurrent	us-gaap_RestrictedCashNoncurrent	5,146,877
us-gaap_RestrictedCashNoncurrent	us-gaap_RestrictedCashNoncurrent	5,174,710
us-gaap_RestrictedCashNoncurrent	us-gaap_RestrictedCashNoncurrent	$ 7,917,738